Cash and cash equivalents - Summary of Cash and Cash Equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents	R$ 1,512,604	R$ 4,495,645	R$ 2,446,990	R$ 968,342
Denominated in R$
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents	1,388,616	4,431,019
Denominated in US$
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents	123,959	64,593
Denominated in other foreign currencies
Disclosure of cash and cash equivalents [line items]
Cash and cash equivalents	R$ 29	R$ 33